LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
LAND USE RIGHTS, NET
9.	LAND USE RIGHTS, NET

	December 31,
	2017	2016
Altira Macau (“Taipa Land”)	$146,475	$146,475
City of Dreams (“Cotai Land”)	399,578	399,578
Studio City (“Studio City Land”)	653,564	653,564

	1,199,617	1,199,617
Less: accumulated amortization	(412,118)	(389,301)

Land use rights, net	$787,499	$810,316